Stockholders' Equity - Summary of Stock Option Transactions (Detail) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Available for Grant
Options Available, Beginning balance	191,771	1,229	121,212
Options Available, Additional shares authorized	134,295	112,143	54,152
Options Available, Amendment to plan to authorize additional shares	1,785,837	300,000
Options Available, Granted	(622,755)	(267,851)	(191,142)
Options Available, Exercised		0
Options Available, Canceled/Forfeited	132,437	46,249	17,007
Options Available, Ending balance	1,621,585	191,771	1,229
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	581,686	371,768	214,402
Options granted	622,755	267,851	191,142
Options exercised		(11,683)	(16,769)
Options canceled/forfeited	(132,437)	(46,249)	(17,007)
Ending balance	1,072,004	581,686	371,768
Weighted-Average Exercise Price per Share
Beginning balance (in dollars per share)	$ 17.10	$ 24.10	$ 31.70
Options granted (in dollars per share)	3.05	6.80	15.40
Options exercised (in dollars per share)		6.00	17.50
Options canceled/forfeited (in dollars per share)	9.30	15.45	25.15
Ending balance (in dollars per share)	$ 9.90	$ 17.10	$ 24.10
Weighted Average Remaining Contractual Term
Options outstanding at end of period	8 years 1 month 10 days	8 years 5 months 23 days	8 years 9 months
Options vested at end of period	6 years 11 months 16 days	8 years 1 month 17 days
Options vested and expected to vest at end of period	8 years 1 month 10 days	8 years 5 months 23 days
Options vested at end of period (shares)	533,202	290,006
Options vested at end of period (in dollars per share)	$ 14.05	$ 20.60
Options vested and expected to vest at end of period (shares)	1,072,004	581,686
Options vested and expected to vest at end of period (in dollars per share)	$ 9.90	$ 17.10
Scenario, Previously Reported [Member]
Shares Available for Grant
Options Available, Beginning balance	191,770
Options Available, Ending balance		191,770
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	581,687
Ending balance		581,687